CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Tables)	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
Schedule of Condensed Balance Sheets

a) Condensed Balance Sheets (In thousands)

	December 31, 2024	December 31, 2023
ASSETS
Current assets:
Cash and cash equivalents	$9,162	$15,480
Investment in equity securities, at fair value	2,623	1,675
Accounts receivable, net	15,234	9,551
Receivable from a related party	—	587
Inventories	5,231	15,877
Prepaid expenses and other	1,065	1,040
Total current assets	33,315	44,210

Intercompany receivables	779	779
Property, plant and equipment, net	16	15
Intangible assets, net	-	1,739
Long-term investments	1,716	1,686
Investment in subsidiaries	635	15,552
Total assets	$36,461	$63,981

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,650	$4,438
Accrued and other current liabilities	4,183	3,374
Intercompany payables	15,956	20,183
Total current liabilities	22,789	27,995

Other liabilities	11,821	11,821
Total liabilities	34,610	39,816

Shareholders’ equity:
Ordinary shares	2	1
Additional paid-in capital	713,302	695,785
Treasury shares	(9,604)	(9,604)
Accumulated other comprehensive loss	(1,774)	(1,200)
Accumulated deficit	(700,075)	(660,817)
Total shareholders’ equity	1,851	24,165
Total liabilities and shareholders' equity	$36,461	$63,981

Schedule of Condensed Statements of Operations and Comprehensive Loss

b) Condensed Statements of Operations and Comprehensive Loss (In thousands)

	Years ended December 31,
	2024	2023	2022
Total revenues	28,537	33,879	38,047

Total costs of revenues	(17,391)	(13,827)	(15,827)

Gross Profit	11,146	20,052	22,220

Operating expenses:
Intercompany expenses	(27,837)	(4,869)	(9,755)
Other operating expenses	(18,413)	(17,328)	(15,885)
Total operating expenses	(46,250)	(22,197)	(25,640)

Loss from operations	(35,104)	(2,145)	(3,420)

Non-operating income (expense):
Share of loss of subsidiaries	(6,487)	(23,801)	(41,933)
Other non-operating income (expenses)	2,333	2,289	(8,938)
Loss before income tax expense	(39,258)	(23,657)	(54,291)
Income tax expense	—	—	—
Net loss	(39,258)	(23,657)	(54,291)

Schedule of Condensed Statements of Cash Flows

c) Condensed Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$(23,437)	$5,574	$(7,756)

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities	467	—	3,731
Proceeds from sale of intangible assets	500	—	—
Proceeds from extinguishment of investment in a convertible loan	—	1,000	—
Purchases of property, plant and equipment	—	(13)	—
Purchases of intangible asset	—	(2,000)	—
Investment in subsidiaries	—	(1,000)	—
Net cash provided by (used in) investing activities	967	(2,013)	3,731

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings	—	—	3,001
Repayment of bank borrowings	—	—	(3,001)
Repurchase of ordinary share	—	(278)	(3,267)
Payment of share issuance costs	(960)	—	—
Proceeds from issuance of ordinary shares	15,000	—	—
Proceeds from exercise of share options	2,112	109	—
Net cash provided by (used in) provided by financing activities	16,152	(169)	(3,267)

Net increase (decrease) in cash and cash equivalents	(6,318)	3,392	(7,292)
Cash and cash equivalents at beginning of year	15,480	12,088	19,380
Cash and cash equivalents at end of year	$9,162	$15,480	$12,088